Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Entity Registrant Name	WILLIS GROUP HOLDINGS PLC
Entity Central Index Key	0001140536
Document Type	8-K
Document Period End Date	Aug. 04, 2015
Amendment Flag	false
Document Fiscal Year Focus	2014
Current Fiscal Year End Date	--12-31